SHAREHOLDERS EQUITY - Repurchase of shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
QUANTITY
Opening balance (in shares)	59,465,852,000	56,652,067,000
Repurchase of shares (in shares)	936,078,000	3,033,300,000
Restricted shares (in shares)	(235,891,000)	(219,515,000)
Bonus share issuance (in shares)	15,813,910,000	0
Closing balance (in shares)	75,979,949,000	59,465,852,000
AMOUNT
Opening balance	R$ 2,223,011	R$ 2,114,256
Share repurchases	36,728	115,099
Restricted shares	(6,773)	(6,344)
Bonus share issuance	781,840	0
Closing balance	R$ 3,034,806	R$ 2,223,011
Authorized percentage to repurchase shares, maximum	10.00%
COMMON
QUANTITY
Opening balance (in shares)	52,224,491,000
Closing balance (in shares)	52,799,078,000	52,224,491,000
AMOUNT
Opening balance	R$ 1,953,281
Closing balance	R$ 1,977,823	R$ 1,953,281
Share repurchase program, authorized, number of shares (in shares)	3,428,201
PNB
QUANTITY
Opening balance (in shares)	7,237,000,000
Closing balance (in shares)	7,362,600,000	7,237,000,000
AMOUNT
Opening balance	R$ 269,518
Closing balance	R$ 274,931	R$ 269,518
Share repurchase program, authorized, number of shares (in shares)	524,800
PNA
QUANTITY
Opening balance (in shares)	4,361,000
Closing balance (in shares)	4,361,000	4,361,000
AMOUNT
Opening balance	R$ 212
Closing balance	R$ 212	R$ 212
PNC
QUANTITY
Opening balance (in shares)	0
Closing balance (in shares)	15,813,910,000	0
AMOUNT
Opening balance	R$ 0
Closing balance	R$ 781,840	R$ 0